Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of disclosure of dividends

	Date of approval	Date of record	Amount per common and preferred share	Amount
Dividends and interest on capital - paid in 2 installments - June and July 2022	05.05.2022	05.23.2022	0.7423	9,683
Dividends and interest on capital - paid in 2 installments - August and September 2022	07.28.2022	08.11.2022	1.2909	16,839
Dividends and interest on capital - paid in 2 installments - December 2022 and January 2023	11.03.2022	11.21.2022	0.6521	8,508
Total approved anticipations of dividends as of December 31, 2022			2.6853	35,030

Monetary restatement on paid anticipations			0.0991	1,293

Total anticipations of dividends monetarily restated			2.7844	36,323

Complementary dividends			0.5262	6,864

Total dividends proposed for 2022			3.3106	43,187
Total dividends for 2021			1.4215	18,541

Schedule of dividend payable

	2022	2021
Opening balance of dividends payable to shareholders of Petrobras	−	849
Additions relating to complementary dividends	6,688	1,128
Additions relating to anticipated dividends	35,030	11,732
Payments made	(37,701)	(13,078)
Monetary restatement	(298)	(13)
Transfers to unclaimed dividends	(165)	(67)
Withholding income taxe over interest on capital and monetary restatement	(366)	(217)
Translation adjustment	981	(334)
Closing balance of dividends payable to shareholders of Petrobras	4,169	−
Dividends payable to non-controlling shareholders	2	−
Consolidated closing balance of dividends payable	4,171	−

Schedule of unclaimed dividends

	2022	2021
Changes in unclaimed dividens
Opening balance	81	18
Transfers from dividends payable	165	67
Prescription	(11)	−
Translation adjustment	6	(4)
Closing Balance	241	81

Schedule of unclaimed dividends uninformed by shareholders of Petrobras
12.31.2022
Expectation of prescription of unclaimed dividends
2022	7
2023	63
2024	171
241

Schedule of earnings per share

		2022			2021			2020
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	20,895	15,728	36,623	11,339	8,536	19,875	651	490	1,141
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	2.81	2.81	2.81	1.52	1.52	1.52	0.09	0.09	0.09
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	5.62	5.62	5.62	3.04	3.04	3.04	0.18	0.18	0.18
(*) Petrobras' ADSs are equivalent to two shares.